Hedging Instruments - Summary of the Impact of Hedging Instruments on Consolidated Statements of Financial Position (Details) - Forward Foreign Currency Contracts € in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)
Disclosure of detailed information about hedging instruments [line items]
Notional amount | €			€ 768,925		€ 970,000		€ 470,000
Carrying amount				$ 43,308		$ 24,802
Changes in fair value (gain/(loss)) used for calculating hedge ineffectiveness	$ 115,992	$ (53,886)
Other Non Current Liabilities
Disclosure of detailed information about hedging instruments [line items]
Carrying amount				$ 27,942		$ 14,995